
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_] Amendment Number:

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
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Virtus Investment Advisers, Inc.
          -------------------------------------
Address:  100 Pearl Street, Hartford, CT 06103
          -------------------------------------
Form 13F File Number:  028-00085
                       -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin J. Carr
        -------------------------
Title:  Vice President and Clerk
        -------------------------
Phone:  (860) 263-4791
        -------------------------

Signature, Place and Date of Signing:

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

/s/  Kevin J. Carr                    Hartford, CT                          November 09, 2010
------------------------------------  ------------------------------------  -----------------------------------
(Signature)                           (City, State)                         (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:                              Manager:
---------------------                              --------

028-00242              The Boston Company Asset Management LLC

028-01420              Duff & Phelps Investment Management Co.

028-12511              Goodwin Capital Advisers, Inc.

028-04529              Harris Investment Management, Inc., and its related subsidiaries

028-05792              Kayne Anderson Rudnick Investment Management, LLC

028-01646              Sasco Capital, Inc.

028-06450              SCM Advisors LLC

028-04490              Vontobel Asset Management, Inc.


                             Form 13F Summary Page

                                Report Summary:

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $1,455,764,895.80

                                   FORM 13F

              REPORTING MANAGER: VIRTUS INVESTMENT ADVISERS, INC.

                   FOR THE QUARTER ENDED: SEPTEMBER 30, 2010

      ITEM 1           ITEM 2   ITEM 3       ITEM 4         ITEM 5                     ITEM 6     ITEM 7
--------------------- -------- --------- ---------------- ------------              ------------ --------
                                                           SHARES OR
                      TITLE OF  CUSIP      FAIR MARKET     PRINCIPAL   SH/ PUT/      INVESTMENT
NAME OF ISSUER         CLASS    NUMBER        VALUE         AMOUNT     PRN CALL      DISCRETION  MANAGERS
--------------        -------- --------- ---------------- ------------ --- -----    ------------ --------
ALASKA AIR GROUP
  INC................  COMMON  011659109    15,972,390.00   313,000.00 SH             313,000.00   1.00
ALCOA INC............  COMMON  013817101    16,300,060.00 1,346,000.00 SH           1,346,000.00   1.00
ALTRIA GROUP INC.....  COMMON  02209S103    15,300,740.00   637,000.00 SH             637,000.00   1.00
AMKOR TECHNOLOGY
  INC................  COMMON  031652100    16,030,800.00 2,440,000.00 SH           2,440,000.00   1.00
AT&T INC.............  COMMON  00206R102    15,301,000.00   535,000.00 SH             535,000.00   1.00
AUTOZONE INC.........  COMMON  053332102    15,062,278.00    65,800.00 SH              65,800.00   1.00
BEST BUY CO INC......  COMMON  086516101    16,413,660.00   402,000.00 SH             402,000.00   1.00
BIOGEN IDEC INC......  COMMON  09062X103    14,871,800.00   265,000.00 SH             265,000.00   1.00
CATERPILLAR INC......  COMMON  149123101    16,522,800.00   210,000.00 SH             210,000.00   1.00
CHESAPEAKE ENERGY
  CORP...............  COMMON  165167107    15,175,500.00   670,000.00 SH             670,000.00   1.00
CHEVRON CORP.........  COMMON  166764100    15,318,450.00   189,000.00 SH             189,000.00   1.00
CISCO SYSTEMS INC....  COMMON  17275R102    14,760,600.00   674,000.00 SH             674,000.00   1.00
CITIGROUP INC........  COMMON  172967101    15,104,700.00 3,873,000.00 SH           3,873,000.00   1.00
CLOROX CO/DE.........  COMMON  189054109    14,954,240.00   224,000.00 SH             224,000.00   1.00
COMCAST CORP.........  COMMON  20030N101    14,825,600.00   820,000.00 SH             820,000.00   1.00
CONOCOPHILLIPS.......  COMMON  20825C104    15,563,530.00   271,000.00 SH             271,000.00   1.00
CONTINENTAL AIRLS
  INC--CL B..........  COMMON  210795308    16,543,440.00   666,000.00 SH             666,000.00   1.00
CORNING INC..........  COMMON  219350105    14,898,200.00   815,000.00 SH             815,000.00   1.00
DARDEN
  RESTAURANTS
  INC................  COMMON  237194105    14,074,620.00   329,000.00 SH             329,000.00   1.00
DRYSHIPS INC.........  COMMON  Y2109Q101    16,214,510.00 3,371,000.00 SH           3,371,000.00   1.00
DU PONT (E I) DE
  NEMOURS............  COMMON  263534109    15,215,420.00   341,000.00 SH             341,000.00   1.00
EL PASO CORP.........  COMMON  28336L109    14,967,420.00 1,209,000.00 SH           1,209,000.00   1.00
EXELON CORP..........  COMMON  30161N101    14,988,160.00   352,000.00 SH             352,000.00   1.00
FOSTER WHEELER
  AG.................  COMMON  H27178104    15,116,280.00   618,000.00 SH             618,000.00   1.00
FREEPORT-MCMORAN
  COP&GOLD...........  COMMON  35671D857    15,626,370.00   183,000.00 SH             183,000.00   1.00
GILEAD SCIENCES
  INC................  COMMON  375558103    15,134,250.00   425,000.00 SH             425,000.00   1.00
GOLDMAN SACHS
  GROUP INC..........  COMMON  38141G104    14,168,840.00    98,000.00 SH              98,000.00   1.00
HALLIBURTON CO.......  COMMON  406216101    17,427,890.00   527,000.00 SH             527,000.00   1.00
HEWLETT-PACKARD
  CO.................  COMMON  428236103    15,271,410.00   363,000.00 SH             363,000.00   1.00
HUDSON CITY
  BANCORP INC........  COMMON  443683107    14,552,620.00 1,187,000.00 SH           1,187,000.00   1.00
INTEL CORP...........  COMMON  458140100    14,210,970.00   739,000.00 SH             739,000.00   1.00
INTL BUSINESS
  MACHINES CORP......  COMMON  459200101    15,426,100.00   115,000.00 SH             115,000.00   1.00
ISHARES S&P GSSI
  NAT RES FD.........  COMMON  464287374    23,307,066.00   670,900.00 SH             670,900.00   1.00
JOHNSON &
  JOHNSON............  COMMON  478160104    15,799,800.00   255,000.00 SH             255,000.00   1.00
L-3 COMMUNICATIONS
  HLDGS INC..........  COMMON  502424104    15,176,700.00   210,000.00 SH             210,000.00   1.00
MASSEY ENERGY
  CO.................  COMMON  576206106    14,672,460.00   473,000.00 SH             473,000.00   1.00
MCDONALD'S CORP......  COMMON  580135101    14,529,450.00   195,000.00 SH             195,000.00   1.00
MICROSOFT CORP.......  COMMON  594918104    14,669,510.00   599,000.00 SH             599,000.00   1.00
NOKIA (AB) OY........  COMMON  654902204    15,041,991.00 1,499,700.00 SH           1,499,700.00   1.00
NUCOR CORP...........  COMMON  670346105    14,477,800.00   379,000.00 SH             379,000.00   1.00
OCCIDENTAL
  PETROLEUM
  CORP...............  COMMON  674599105    14,955,300.00   191,000.00 SH             191,000.00   1.00
PEPSICO INC..........  COMMON  713448108    15,148,320.00   228,000.00 SH             228,000.00   1.00
PETROBRAS-
  PETROLEO
  BRASILIER..........  COMMON  71654V408    14,544,270.00   401,000.00 SH             401,000.00   1.00
POTASH CORP SASK
  INC................  COMMON  73755L107    13,251,680.00    92,000.00 SH              92,000.00   1.00
POWERSHARES DB
  COMMD IDX TRG......  COMMON  73935S105    35,365,994.00 1,466,860.00 SH           1,466,860.00   1.00
POWERSHARES DB G10
  CRNCY HRV..........  COMMON  73935Y102    23,212,158.80   998,802.00 SH             998,802.00   1.00
QUALCOMM INC.........  COMMON  747525103    16,874,880.00   374,000.00 SH             374,000.00   1.00
RESEARCH IN MOTION
  LTD................  COMMON  760975102    13,827,960.00   284,000.00 SH             284,000.00   1.00
SANDISK CORP.........  COMMON  80004C101    13,560,500.00   370,000.00 SH             370,000.00   1.00
SECTOR SPDR
  (CONSUMER
  DISCR).............  COMMON  81369Y407    88,232,736.64 2,640,908.00 SH           2,593,344.00   1.00
SECTOR SPDR
  (MATERIALS)........  COMMON  81369Y100    86,662,615.50 2,643,765.00 SH           2,596,240.00   1.00
SECTOR SPDR (SBI
  CONS STPLS)........  COMMON  81369Y308    87,506,958.28 3,139,806.00 SH           3,083,300.00   1.00
SECTOR SPDR (SBI INT-
  FINL)..............  COMMON  81369Y605    85,024,742.14 5,925,110.00 SH           5,818,545.00   1.00
SECTOR SPDR (SBI INT-
  INDS)..............  COMMON  81369Y704    88,029,394.52 2,814,239.00 SH           2,763,555.00   1.00
SECTOR SPDR (SBI INT-
  TECH)..............  COMMON  81369Y803    91,087,492.50 3,956,885.00 SH           3,887,910.00   1.00
SECTOR SPDR (SBI INT-
  UTILS).............  COMMON  81369Y886    88,023,188.42 2,807,709.00 SH           2,757,350.00   1.00
UNION PACIFIC
  CORP...............  COMMON  907818108    16,032,800.00   196,000.00 SH             196,000.00   1.00
UNITEDHEALTH
  GROUP INC..........  COMMON  91324P102    15,623,950.00   445,000.00 SH             445,000.00   1.00
VERIZON
  COMMUNICATIONS
  INC................  COMMON  92343V104    15,382,480.00   472,000.00 SH             472,000.00   1.00
WILLIAMS COS INC.....  COMMON  969457100    14,428,050.00   755,000.00 SH             755,000.00
                                         ----------------
                                         1,455,764,895.80

      ITEM 1                       ITEM 8
--------------------- --------------------------------
                              VOTING AUTHORITY
                      --------------------------------
NAME OF ISSUER          SOLE (A)   SHARED (B) NONE (C)
--------------        ------------ ---------- --------
ALASKA AIR GROUP
  INC................   313,000.00
ALCOA INC............ 1,346,000.00
ALTRIA GROUP INC.....   637,000.00
AMKOR TECHNOLOGY
  INC................ 2,440,000.00
AT&T INC.............   535,000.00
AUTOZONE INC.........    65,800.00
BEST BUY CO INC......   402,000.00
BIOGEN IDEC INC......   265,000.00
CATERPILLAR INC......   210,000.00
CHESAPEAKE ENERGY
  CORP...............   670,000.00
CHEVRON CORP.........   189,000.00
CISCO SYSTEMS INC....   674,000.00
CITIGROUP INC........ 3,873,000.00
CLOROX CO/DE.........   224,000.00
COMCAST CORP.........   820,000.00
CONOCOPHILLIPS.......   271,000.00
CONTINENTAL AIRLS
  INC--CL B..........   666,000.00
CORNING INC..........   815,000.00
DARDEN
  RESTAURANTS
  INC................   329,000.00
DRYSHIPS INC......... 3,371,000.00
DU PONT (E I) DE
  NEMOURS............   341,000.00
EL PASO CORP......... 1,209,000.00
EXELON CORP..........   352,000.00
FOSTER WHEELER
  AG.................   618,000.00
FREEPORT-MCMORAN
  COP&GOLD...........   183,000.00
GILEAD SCIENCES
  INC................   425,000.00
GOLDMAN SACHS
  GROUP INC..........    98,000.00
HALLIBURTON CO.......   527,000.00
HEWLETT-PACKARD
  CO.................   363,000.00
HUDSON CITY
  BANCORP INC........ 1,187,000.00
INTEL CORP...........   739,000.00
INTL BUSINESS
  MACHINES CORP......   115,000.00
ISHARES S&P GSSI
  NAT RES FD.........   670,900.00
JOHNSON &
  JOHNSON............   255,000.00
L-3 COMMUNICATIONS
  HLDGS INC..........   210,000.00
MASSEY ENERGY
  CO.................   473,000.00
MCDONALD'S CORP......   195,000.00
MICROSOFT CORP.......   599,000.00
NOKIA (AB) OY........ 1,499,700.00
NUCOR CORP...........   379,000.00
OCCIDENTAL
  PETROLEUM
  CORP...............   191,000.00
PEPSICO INC..........   228,000.00
PETROBRAS-
  PETROLEO
  BRASILIER..........   401,000.00
POTASH CORP SASK
  INC................    92,000.00
POWERSHARES DB
  COMMD IDX TRG...... 1,466,860.00
POWERSHARES DB G10
  CRNCY HRV..........   998,802.00
QUALCOMM INC.........   374,000.00
RESEARCH IN MOTION
  LTD................   284,000.00
SANDISK CORP.........   370,000.00
SECTOR SPDR
  (CONSUMER
  DISCR)............. 2,593,344.00
SECTOR SPDR
  (MATERIALS)........ 2,596,240.00
SECTOR SPDR (SBI
  CONS STPLS)........ 3,083,300.00
SECTOR SPDR (SBI INT-
  FINL).............. 5,818,545.00
SECTOR SPDR (SBI INT-
  INDS).............. 2,763,555.00
SECTOR SPDR (SBI INT-
  TECH).............. 3,887,910.00
SECTOR SPDR (SBI INT-
  UTILS)............. 2,757,350.00
UNION PACIFIC
  CORP...............   196,000.00
UNITEDHEALTH
  GROUP INC..........   445,000.00
VERIZON
  COMMUNICATIONS
  INC................   472,000.00
WILLIAMS COS INC.....   755,000.00

